
--------------------------------------------------------------------------------------------------------

VOYAGEUR ARIZONA LIMITED TERM TAX FREE FUND            VOYAGEUR KANSAS TAX FREE FUND
VOYAGEUR ARIZONA INSURED TAX FREE FUND                 VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
VOYAGEUR ARIZONA TAX FREE FUND                         VOYAGEUR MINNESOTA INSURED FUND
VOYAGEUR CALIFORNIA LIMITED TERM TAX FREE FUND         VOYAGEUR MINNESOTA TAX FREE FUND
VOYAGEUR CALIFORNIA INSURED TAX FREE FUND              VOYAGEUR MISSOURI INSURED TAX FREE FUND
VOYAGEUR CALIFORNIA TAX FREE FUND                      VOYAGEUR NEW MEXICO TAX FREE FUND
VOYAGEUR COLORADO LIMITED TERM TAX FREE FUND           VOYAGEUR NORTH DAKOTA TAX FREE FUND
VOYAGEUR COLORADO INSURED TAX FREE FUND                VOYAGEUR OREGON INSURED TAX FREE FUND
VOYAGEUR COLORADO TAX FREE FUND                        VOYAGEUR UTAH TAX FREE FUND
VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND            VOYAGEUR WASHINGTON INSURED TAX FREE FUND
VOYAGEUR FLORIDA INSURED TAX FREE FUND                 VOYAGEUR WISCONSIN TAX FREE FUND
VOYAGEUR FLORIDA TAX FREE FUND                         VOYAGUER NATIONAL LIMITED TERM TAX FREE FUND
VOYAGEUR IDAHO TAX FREE FUND                           VOYAGEUR NATIONAL INSURED TAX FREE FUND
VOYAGEUR IOWA TAX FREE FUND                            VOYAGEUR NATIONAL TAX FREE FUND

--------------------------------------------------------------------------------------------------------

       SUPPLEMENT DATED OCTOBER 4, 1995 TO PROSPECTUS DATED MARCH 1, 1995

--------------------------------------------------------------------------------------------------------


     1. Page 1 of the  Prospectus  is amended to replace the table of fund names with the following table:
--------------------------------------------------------------------------------------------------------

VOYAGEUR ARIZONA LIMITED TERM TAX FREE FUND            VOYAGEUR KANSAS TAX FREE FUND
VOYAGEUR ARIZONA INSURED TAX FREE FUND (1)             VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
VOYAGEUR ARIZONA TAX FREE FUND                         VOYAGEUR MINNESOTA INSURED FUND (1)
VOYAGEUR CALIFORNIA LIMITED TERM TAX FREE FUND         VOYAGEUR MINNESOTA TAX FREE FUND (1)
VOYAGEUR CALIFORNIA INSURED TAX FREE FUND (1)          VOYAGEUR MISSOURI INSURED TAX FREE FUND
VOYAGEUR CALIFORNIA TAX FREE FUND                      VOYAGEUR NEW MEXICO TAX FREE FUND
VOYAGEUR COLORADO LIMITED TERM TAX FREE FUND           VOYAGEUR NORTH DAKOTA TAX FREE FUND
VOYAGEUR COLORADO INSURED TAX FREE FUND (1)            VOYAGEUR OREGON INSURED TAX FREE FUND
VOYAGEUR COLORADO TAX FREE FUND (1)                    VOYAGEUR UTAH TAX FREE FUND
VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND            VOYAGEUR WASHINGTON INSURED TAX FREE FUND
VOYAGEUR FLORIDA INSURED TAX FREE FUND (1)             VOYAGEUR WISCONSIN TAX FREE FUND
VOYAGEUR FLORIDA TAX FREE FUND                         VOYAGUER NATIONAL LIMITED TERM TAX FREE FUND (1)
VOYAGEUR IDAHO TAX FREE FUND                           VOYAGEUR NATIONAL INSURED TAX FREE FUND (1)
VOYAGEUR IOWA TAX FREE FUND                            VOYAGEUR NATIONAL TAX FREE FUND (1)

--------------------------------------------------------------------------------------------------------
(1) Diversified series

     2. The first sentence under the caption "Reverse Repurchase Agreements" on Page 14 of the Prospectus and the first sentence under the caption "Futures Contracts and Options on Futures Contracts" on page 16 of the Prospectus are each hereby amended to add the Voyageur Florida Limited Term Tax Free Fund to the list of funds which may engage in reverse repurchase agreements and futures contracts and options on futures contracts, respectively.

     3. The second sentence under the caption "Concentration Policy" on page 16 of the Prospectus is amended to read "In addition, Arizona Limited Term Tax Free Fund, Arizona Tax

                                       -1-

Free Fund, California Limited Term Tax Free Fund, California Tax Free Fund, Colorado Limited Term Tax Free Fund, Colorado Insured Tax Free Fund, Florida Limited Term Tax Free Fund, Florida Tax Free Fund, Idaho Tax Free Fund, National Limited Term Tax Free Fund and National Tax Free Fund may invest in such circumstances in transportation, education and/or industrial obligations.

     4. The fourth sentence under the caption "State Considerations" on page 18 of the Prospectus is deleted in its entirety.

     5. The second sentence under the heading "Investment Adviser; Portfolio Management" on page 28 of the Prospectus is amended to read "Voyageur and the Underwriter are each indirect wholly-owned subsidiaries of Dougherty Financial Group, Inc. ("DFG"), which is owned approximately 49% by Michael E. Dougherty, 49% by Pohlad Companies and less than 1% by certain retirement plans for the benefit of DFG employees."

     6. The fourth sentence in the second paragraph under the heading "Exchange Privilege" on pp. 27-28 of the Prospectus is hereby amended to read "There is no specific limitation on exchange frequency; however, the Funds are intended for long term investment and not as a trading vehicle. The Adviser reserves the right to prohibit excessive exchanges (more than four per quarter).

     7. The second sentence in the first paragraph under the heading "How to Purchase Shares-Front End Sales Charge Alternative-Waiver of Sales Charge" on page 24 of the Prospectus is amended to add the following parenthetical after clause (9): "(The Funds may be available through a broker-dealer which charges a transaction fee for purchases and sales.)"

                                       -2-